Stockholders' Equity (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($)												1 Months Ended		4 Months Ended	12 Months Ended
	Jul. 02, 2018	Jun. 19, 2018	Mar. 15, 2018	Oct. 27, 2017	Jun. 12, 2017	Apr. 10, 2017	Mar. 02, 2017	Jan. 30, 2017	Jan. 30, 2017	Jan. 05, 2016	Dec. 22, 2015	Apr. 30, 2017	Dec. 31, 2009	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 15, 2018	Oct. 19, 2010
Common stock, shares authorized														100,000,000
Common stock, par value														$ 0.0001
Preferred stock, shares authorized														5,000,000
Preferred stock, par value														$ 0.0001
Preferred stock, dividend rate, percentage															8.00%	8.00%
Preferred stock dividend description		Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,425 for the period from March 15, 2018 to March 31, 2018 and for the period from April 1, 2018 to June 30, 2018. The dividend was paid on July 2, 2018 to the holders.
Payments of dividends	$ 1,425,000
Stock-based compensation expense related to stock														$ 3,129,000	$ 497,000	$ 13,000
Number of shares options granted														4,271,128
Weighted average exercise price granted														$ 11.10
Amounts held in escrow																		$ 109,000
Option Holders [Member]
Payments for merger related costs			$ 2,636,000
Share issued during period merger, value			$ 530,000
Number of shares issued during period merger			51,529
Lazydays' RV Center Inc [Member]
Common stock, shares authorized															4,500,000	4,500,000
Common stock, par value															$ 0.001	$ 0.001
Preferred stock, shares authorized															150,000	150,000
Preferred stock, par value															$ 0.001	$ 0.001
Common stock voting rights															The holders of the Company’s common stock are entitled to one vote per share.
Preferred stock, shares designated															10,000	10,000
Preferred stock, dividend rate, percentage															8.00%	8.00%
Preferred stock, shares outstanding															0	10,000
Payments of dividends															$ 15,000,000	$ 44,498,000
Stock-based compensation expense related to stock															497,000	$ 13,000
Unrecognized stock-based compensation expense															$ 1,801,000
Weighted average remaining vesting period															3 years 1 month 6 days
Number of shares options granted															283,333
Weighted average exercise price granted															$ 26.00
Lazydays' RV Center Inc [Member] | Merger Agreement [Member]
Cash paid to settle the options				$ 85,000
Lazydays' RV Center Inc [Member] | Distributable in Cash [Member] | March 15, 2018 [Member] | Merger Agreement [Member]
Cash paid to settle the options															$ 1,500,000
Lazydays' RV Center Inc [Member] | Option Holders [Member] | March 15, 2018 [Member] | Merger Agreement [Member]
Payments for merger related costs															2,636,000
Share issued during period merger, value															$ 450,000
Number of shares issued during period merger															51,529
Amounts held in escrow															$ 686,000
Lazydays' RV Center Inc [Member] | 2010 Equity Incentive Plan [Member]
Number of shares options granted								75,561
Reversal of stock based compensation								$ 14,000
Lazydays' RV Center Inc [Member] | 2010 Equity Incentive Plan [Member] | Exercise Price Range One [Member]
Weighted average exercise price granted								$ 68.80
Lazydays' RV Center Inc [Member] | 2010 Equity Incentive Plan [Member] | Exercise Price Range Two [Member]
Weighted average exercise price granted								$ 137.60
Lazydays' RV Center Inc [Member] | 2010 Equity Incentive Plan [Member] | Employees [Member]
Number of common stock shares authorized																			100,000
Number of option available for grant																			14,000
Lazydays' RV Center Inc [Member] | 2017 Equity Incentive Plan [Member]
Number of common stock shares authorized								333,333	333,333
Maximum percentage on options may be issued									10.00%
Number of common shares reserved for future issuance								50,000	50,000
Lazydays' RV Center Inc [Member] | 2017 Equity Incentive Plan [Member] | Two Executives [Member] | Non-statutory Stock Option [Member]
Weighted average remaining vesting period								10 years
Number of shares options granted								216,667
Weighted average exercise price granted								$ 26.00				$ 21.77
Aggregate grant date fair value of stock options								$ 1,562,000				$ 1,831,000
Description on options vest installments								The options vest in equal installments of 25% on each of the next four anniversary dates from the date of grant.
Increase in fair value of options												$ 269,000
Lazydays' RV Center Inc [Member] | 2017 Equity Incentive Plan [Member] | New Executives [Member] | Non-statutory Stock Option [Member]
Number of shares options granted					66,666
Weighted average exercise price granted					$ 26.00
Aggregate grant date fair value of stock options					$ 466,000
Description on options vest installments					The options vest in equal installments of 25% on each of the next four anniversary dates from the date of grant.
Lazydays' RV Center Inc [Member] | Senior Preferred Stock [Member]
Preferred stock, shares designated															10,000
Number of undesignated preferred stock shares															140,000
Percentage of early redeemed liquidation value															102.00%
Preferred stock conversion price per share															$ 1,000
Shares issued, price per share													$ 1,000		$ 4.285715
Gross proceeds from issuance of convertible preferred stock															$ 50,000,000
Preferred stock, dividend rate, percentage															8.00%
Preferred stock dividend description															The holders of Senior Preferred Stock are entitled to receive, when and as declared by the Board of Directors, out of funds legally available for the payment of dividends, cumulative dividends at the annual rate of 8% of the liquidation value, which is defined as an amount equal to $1,000 per share of Senior Preferred Stock plus all accumulated and unpaid dividends. Such dividends are compounded quarterly and, to the extent declared, are payable in cash by the Company on a quarterly basis. If undeclared, dividends continue to accumulate. At liquidation, after payment of debts and liabilities, the holders of Senior Preferred Stock shall be entitled to receive an amount in cash equal to $1,000 per share of Senior Preferred Stock plus all unpaid dividends, whether or not declared, before any distribution is made to holders of shares of any junior securities.
Number of preferred stock shares issued to certain investors for consideration, shares													10,000
Number of preferred stock issued to certain investors for consideration, value													$ 10,000,000
Number of shares surrendered							10,000
Preferred stock conversion into common stock							2,333,331
Preferred stock, shares outstanding															0	10,000
Lazydays' RV Center Inc [Member] | Senior Preferred Stock [Member] | First Distribution [Member]
Dividends on preferred stock and common stock																	$ 54,498,000
Dividends, preferred stock and common stock, cash											$ 10,000,000
Payment of accumulated and current cumulative dividends											6,085,000
Payments of dividends											$ 3,915,000
Lazydays' RV Center Inc [Member] | Senior Preferred Stock [Member] | Second Distribution [Member]
Dividends on preferred stock and common stock										$ 44,498,000
Dividends, preferred stock and common stock, cash						$ 15,000,000
Payment of accumulated and current cumulative dividends										29,000
Payments of dividends										$ 44,469,000